Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of liabilities related to assets held to sale

	2021	2020

Deferred revenue in relation to sale of real estate property	30	8
Additional or extended warranties	11	12
Services rendering agreement	11	8
Revenue from credit card operators and banks	106	80
Gift Card	182	131
Others	108	77
	448	316

Current	383	297
Non-current	65	19